Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ (18,641)	$ (9,693)	$ (3,355)
Gain/(Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	(25,054)	(9,938)	(4,316)
Total	$ (25,054)	$ (9,938)	$ (4,316)